Operating lease receivables - Net	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Operating lease receivables - Net	Operating lease receivables - Net
i.The aging profile of operating lease receivables as of the dates indicated below are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

0-30 days	$3,926,519	$9,338,540	$6,732,985
30-60 days	12,684	335,498	260,832
60-90 days	109,356	146,708	610,770
Over 90 days	632,461	280,086	85,608

Total	$4,681,020	$10,100,832	$7,690,195
Pursuant to the lease agreements, rental payments should be received within 30 days following their due date; thereafter the payment is considered past due. As shown in the table above, 84%, 92%, and 88% of all operating lease receivables are current at December 31, 2024, 2023 and 2022, respectively.
All rental payments past due are monitored by the Entity; for receivables outstanding from 30 to 90 days’ efforts are made to collect payment from the respective client. Operating lease receivables outstanding for more than 30 days but less than 60 days represent 0.3%, 3.3% and 3.0% of all operating lease receivables at December 31, 2024, 2023 and 2022, respectively. Operating lease receivables outstanding for more than 60 and less than 90 days represent 2%, 2%, and 8% of all operating lease receivable at December 31, 2024, 2023 and 2022. Operating lease receivables outstanding greater than 90 days represent 14%, 3%, and 1% as of December 31, 2024, 2023 and 2022, respectively.
ii.Movement in the allowance for doubtful accounts receivable
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of the operating lease receivable.
The following table shows the movement in expected credit losses that has been recognized for the lease receivable:

	December 31, 2024	December 31, 2023	December 31, 2022

Balance as of January 1	$2,536,893	$1,916,124	$1,957,935
Increase in loss allowance arising from new financial assets recognized in the year	1,652,716	1,615,852	760,072
Decrease in loss allowance from derecognition of financial assets in the year	(2,147,421)	(995,083)	(801,883)

Balance as of December 31, 2024	$2,042,188	$2,536,893	$1,916,124
iii.Client concentration risk
As of December 31, 2024, 2023 and 2022 one of the Entity’s clients account for 63% or $2,970,380, 45% or $4,525,100 and 42% or $3,249,692, respectively, of the operating lease receivables balance. The same client accounted for 5%, 5%, and 6% of the total rental income of Entity for the years ended December 31, 2024, 2023 and 2022, respectively. No other client represented more than 10% of the Entity’s total rental income during the years ended December 31, 2024, 2023 and 2022.
iv.Leasing agreements
Operating leases relate to non-cancellable lease agreements over the investment properties owned by the Entity, which generally have terms ranging between 5 to 15 years, with options to extend the term up to a total term of 20 years. Rents are customarily payable on a monthly basis, and are adjusted annually according to applicable inflation rates (US and Mexican inflation indices). Security deposits are typically equal to one or two-months’ rent. Obtaining property insurance (third party liability) and operating maintenance are obligations of the tenants.
All lease agreements include a rescission clause that entitles the Entity to collect all unpaid rents during the remaining term of the lease agreement in the event that the client defaults in its rental payments, vacates the properties, terminates the lease agreement or enters into bankruptcy or insolvency proceedings. All lease agreements are classified as operating leases and do not include purchase options.
v.Non-cancellable operating lease receivables
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Not later than 1 year	$245,419,836	$204,723,974	$155,267,112
Later than 1 year and not later than 3 years	408,682,758	344,644,619	250,043,235
Later than 3 year and not later than 5 years	389,084,863	329,579,421	209,592,871
Later than 5 years	222,656,368	185,044,052	154,909,895

	$1,265,843,825	$1,063,992,066	$769,813,113
vi.Prepaid expenses and other current assets

As of December 31, 2024	December 31, 2024	December 31, 2023	December 31, 2022

Advance payments (1)	$—	$19,308,297	$17,201,933
Other accounts receivables (2)	814,508	328,082	7,486,147
Property expenses	498,874	1,638,607	543,804
Prepaid expenses	806,163	24,406	76,467

	$2,119,545	$21,299,392	$25,308,351
1)During the second quarter of 2022 the Entity entered into an agreement for the procurement, permissioning and under certain conditions to acquire several plots of land; if the conditions were met within a period of 18 months, or an additional 18-month extension, the advance payment would be considered part of the final transaction price; otherwise approximately $1 million will be forfeited and expensed; As of December 31, 2024, the amount was recovered.
2)As stated in Note 8, in 2022 the Entity sold a land reserve located in Queretaro, and as of December 31, 2022, there was an outstanding balance of $7,486,147 that was settled in the first quarter of 2023.
Lease liabilities
1.Right-of-use asset:

Rights-of-use	January 1, 2024	Additions	Disposals	December 31, 2024

Office space	$2,552,121	$-	$-	$2,552,121
Vehicles and office furniture	791,773	362,585	-	1,154,358

Cost of rights-of-use	$3,343,894	$362,585	$-	$3,706,479

Depreciation of rights-of-use	January 1, 2024	Additions	Disposals	December 31, 2024

Office space	$(1,961,025)	$(434,040)	$-	$(2,395,065)
Vehicles and office furniture	(548,670)	(228,952)	-	(777,622)
Accumulated depreciation	(2,509,695)	(662,992)	-	(3,172,687)

Total	$834,199	$(300,407)	$-	$533,792

Rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$2,552,121	$—	$-	$2,552,121
Vehicles and office furniture	791,773	—	-	791,773

Cost of rights-of-use	$3,343,894	$—	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,508,871)	$(452,154)	$-	$(1,961,025)
Vehicles and office furniture	(417,078)	(131,592)	-	(548,670)
Accumulated depreciation	(1,925,949)	(583,746)	-	(2,509,695)

Total	$1,417,945	$(583,746)	$-	$834,199

Rights-of-use	January 1, 2022	Additions	Disposals	December 31, 2022

Office space	$2,296,581	$255,540	$-	$2,552,121
Vehicles and office furniture	411,357	380,416	-	791,773

Cost of rights-of-use	$2,707,938	$635,956	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,078,035)	$(430,836)	$-	$(1,508,871)
Vehicles and office furniture	(285,486)	(131,592)	-	(417,078)
Accumulated depreciation	(1,363,521)	(562,428)	-	(1,925,949)

Total	$1,344,417	$73,528	$-	$1,417,945
2.Lease obligations:

	January 1, 2024	Additions	Disposals	Interests accrued	Repayments	December 31, 2024

Lease liabilities	$897,651	$362,585	$	$88,691	$(790,811)	$558,116

	January 1, 2023	Additions	Disposals	Interests accrued	Repayments	December 31, 2023

Lease liabilities	$1,503,939	$-	$-	$103,611	$(709,899)	$897,651

	January 1, 2022	Additions	Disposals	Interests accrued	Repayments	December 31, 2022

Lease liabilities	$1,380,413	$635,956	$-	$135,531	$(647,961)	$1,503,939
3.Analysis of maturity of liabilities by lease:

Finance lease liabilities	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022

Less than 1 year	$445,054	$662,388	$709,901
Later than 1 year and not later than 5 years	161,166	301,099	963,487
	606,220	963,487	1,673,388
Less: future finance cost	(48,104)	(65,836)	(169,449)

Total lease liability	$558,116	$897,651	$1,503,939

Lease - short term	$408,373	$607,481	$606,281
Lease liabilities- long term	149,743	290,170	897,658

Total lease liability	$558,116	$897,651	$1,503,939